SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Number of segments | segment			2
Net revenues	$ 2,350	$ 483	$ 4,795	$ 483
Operating loss	9,557	13,539	19,552	23,641
Commercial Operation
Disclosure of operating segments [line items]
Net revenues	2,350	483	4,795	483
Operating loss	2,000	3,351	4,095	3,722
Research and Development
Disclosure of operating segments [line items]
Operating loss	$ 7,557	$ 10,188	$ 15,457	$ 19,919